Investments, at Fair Value - Debt Securities Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Amortized Cost Basis
Due in one year or less	$ 66,000	$ 66,000	$ 1,687
No fixed maturity	998	998	998
Amortized Cost Basis	66,998	66,998	79,619
Due in one to five years		0	76,934
Fair Value
Due in one year or less	80,190	75,900	3,000
No fixed maturity	998	998	998
Fair Value	$ 81,188	76,898	78,293
Due in one to five years		$ 0	$ 74,295